CRYPTO ASSETS (Tables) - Open World Ltd. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of crypto assets

Category	March 31, 2026			December 31, 2025
	Units	Cost Basis ($)	Fair Value ($)	Units	Cost Basis ($)	Fair Value ($)
Stablecoins	330,642	$330,642	$330,642	340,438	$340,438	$340,438
Tokens	23,238,915	8,690,928	752,156	64,111,091	8,737,332	582,549
Total	23,569,557	$9,021,570	$1,082,798	64,451,529	$9,077,770	$922,987

Category	December 31, 2025			December 31, 2024
	Units	Cost Basis ($)	Fair Value ($)	Units	Cost Basis ($)	Fair Value ($)
Stablecoins (USDT, USDC)	340,438	340,438	340,438	1,415,663	1,415,663	1,415,631
Tokens	64,111,091	8,737,332	582,549	11,893,972	9,955,895	6,591,425
Total	64,451,529	9,077,770	922,987	13,309,635	11,371,558	8,007,056

Schedule of reconciliation of the crypto assets

	March 31, 2026	December 31, 2025
Beginning balance, January 1	$922,987	$8,007,056
Additions (purchases/receipts)	3,956,915	25,198,384
Disposals (sales/payments)	(4,013,116)	(27,253,393)
Net change in gains	216,463	4,888,166
Net change in losses	(451)	(9,917,226)
Ending balance, March 31 and December 31	$1,082,798	$922,987
	Three months ended March 31, 2026	Three months ended March 31, 2025
Realized Gains	$88,089	$1,619,914
Realized losses	-	(1,740,338)

	December 31, 2025	December 31, 2024
Beginning balance, January 1	8,007,056	524,409
Additions (purchases/receipts)	25,198,384	25,146,088
Disposals (sales/payments)	(27,253,393)	(14,358,231)
Net change in fair value	(5,029,060)	(3,305,210)
Ending balance, December 31	922,987	8,007,056
Realized Gains and Losses	(4,374,903)	122,250

Schedule of crypto assets primarily consist

Crypto Assets	Units Held	Fair Value (US$)
USDT/DKUSD	329,057	329,057
GWEI	9,166,663	391,417
IO	1,875,000	201,188
Other crypto assets(1)	12,198,837	161,136
Total	23,569,557	1,082,798

December 31, 2025:

Crypto Assets	Units Held	Fair Value (US$)
USDT/DKUSD	339,854	339,854
ERA	727,273	141,091
IO	1,875,000	286,875
Other crypto assets(1)	61,509,402	155,167
Total	64,451,529	922,987
(1)	Includes various other crypto asset balances, none of which individually represented more than 5% of the fair value of total crypto assets held at fair value.